Organization and Principal Activities (Business Developments, Shanda Acquired the Company) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 03, 2014
Shengyue [Member]
Organization and Principal Activities [Line Items]
Advertising revenue from Shengyue	$ 2.7	$ 12.4	$ 12.5
Shengyue [Member] | Net revenues [Member] | Revenue concentration risk [Member]
Organization and Principal Activities [Line Items]
Percentage of net revenue derived from Shengyue	31.50%	94.40%	88.40%
Shanda [Member]
Organization and Principal Activities [Line Items]
Percentage of Shanda's equity interest in the company	29.00%	70.50%		29.50%